SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Common stock options	65,000	65,000	65,430	65,430
Common stock warrants - equity treatment	52,229,000	193,000	2,556,133	25,168
Common stock warrants - liability treatment	12,514,000	57,000	103,284	124,284
Convertible notes		15,000		738,760
Excluded potentially dilutive securities	64,808,000	330,000	2,724,847	953,642